Loss per share	6 Months Ended
Jun. 30, 2022
Earnings Per Share [Abstract]
Loss per share
11. Loss per share
As of June 30, 2022 and 2021, the Company has one category of shares, which are common shares. The basic loss per share is calculated by dividing the loss of the period attributable to the common shares by the weighted average number of common shares outstanding during the period as follows:

	Three-month period ended June 30, 2022	Six-month period ended June 30, 2022
Net loss attributable to shareholders (in USD ‘000)	(32,798)	(44,599)
Weighted average number of common shares outstanding	83,884,893	82,916,093

Basic and diluted loss per share (in USD)	(0.39)	(0.54)

	Three-month period ended June 30, 2021	Six-month period ended June 30, 2021
Net loss attributable to shareholders (in USD ‘000)	(19,144)	(39,148)
Weighted average number of common shares outstanding	75,809,484	72,211,911

Basic and diluted loss per share (in USD)	(0.25)	(0.54)

For the three-month and
six-months ended
June 30, 2022, 12,364,148 shares issuable upon the exercise of stock-options and 18,021,414 shares issuable upon conversion of notes and/or exercise of warrants issued to JGB pursuant to the Securities Purchase Agreement, which would have an anti-dilutive impact on the calculation of the diluted earnings per share, were excluded from the calculation. For the three-month and six-month periods
ended June 30, 2021, 8,956,610 and 516,352 shares issuable upon the exercise of stock-options and warrants, respectively, which would have an anti-dilutive impact on the calculation of the diluted earnings per share, were excluded from the calculation.